Net Income (Loss) Per Share - Computation of Basic and Diluted Net Income (Loss) Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income (Loss) from Continuing Operations
Net loss from continuing operations	$ (215,394)	$ (221,762)
Weighted-average common shares outstanding from continuing operations, basic	114,553,537	94,162,637
Weighted-average common shares outstanding from continuing operations, diluted	114,553,537	94,162,637
Net loss from continuing operations, basic	$ (1.88)	$ (2.36)
Net loss from continuing operations, diluted	$ (1.88)	$ (2.36)
Income from Discontinued Operations
Net income (loss) from discontinued operations, net of tax	$ 243,901	$ (16,130)
Weighted-average common shares outstanding from discontinued operations, basic	114,553,537	94,162,637
Weighted-average common shares outstanding from discontinued operations, diluted	114,553,537	94,162,637
Net income (loss) from discontinued operations, basic	$ 2.13	$ (0.17)
Net income (loss) from discontinued operations, diluted	$ 2.13	$ (0.17)
Net income (loss)	$ 28,507	$ (237,892)
Weighted-average common shares outstanding, basic	114,553,537	94,162,637
Weighted-average common shares outstanding, diluted	114,553,537	94,162,637
Net income (loss) per share, basic (In dollar per share)	$ 0.25	$ (2.53)
Net income (loss) per share, diluted (In dollar per share)	$ 0.25	$ (2.53)